CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.7%
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.8%
Anterix Inc.	184,436	$6,652,607	*

Media - 2.3%
Gray Television Inc.	763,548	9,895,582
Integral Ad Science Holding Corp.	1,066,008	10,958,562	*

Total Media		20,854,144

TOTAL COMMUNICATION SERVICES		27,506,751

CONSUMER DISCRETIONARY - 12.5%
Auto Components - 1.0%
Visteon Corp.	55,198	8,629,655	*

Diversified Consumer Services - 0.8%
Stride Inc.	160,662	6,897,220	*

Hotels, Restaurants & Leisure - 2.6%
Bloomin’ Brands Inc.	560,049	13,581,188
Everi Holdings Inc.	575,233	9,991,797	*

Total Hotels, Restaurants & Leisure		23,572,985

Household Durables - 1.9%
Century Communities Inc.	276,057	16,894,688

Leisure Products - 1.2%
Vista Outdoor Inc.	370,199	10,865,341	*

Specialty Retail - 5.0%
Group 1 Automotive Inc.	68,800	14,712,880
Murphy USA Inc.	56,325	15,322,090
Petco Health & Wellness Co. Inc.	553,990	6,476,143	*
Urban Outfitters Inc.	279,410	7,653,040	*

Total Specialty Retail		44,164,153

TOTAL CONSUMER DISCRETIONARY		111,024,042

CONSUMER STAPLES - 1.7%
Food Products - 1.7%
Sovos Brands Inc.	466,379	6,324,099	*
Utz Brands Inc.	516,942	8,612,254

TOTAL CONSUMER STAPLES		14,936,353

ENERGY - 6.6%
Energy Equipment & Services - 1.9%
Helmerich & Payne Inc.	172,511	8,356,433
Valaris Ltd.	120,700	8,767,648	*

Total Energy Equipment & Services		17,124,081

See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2023 Quarterly Report	1

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 4.7%
CNX Resources Corp.	425,222	$7,113,964	*
HF Sinclair Corp.	145,900	8,301,710
Magnolia Oil & Gas Corp., Class A Shares	561,600	13,259,376
Matador Resources Co.	189,100	12,510,856

Total Oil, Gas & Consumable Fuels		41,185,906

TOTAL ENERGY		58,309,987

FINANCIALS - 18.7%
Banks - 9.1%
Bank OZK	336,787	15,381,062
Cadence Bank	468,856	11,993,337
National Bank Holdings Corp., Class A Shares	210,200	8,876,746
Veritex Holdings Inc.	306,400	8,625,160
Washington Federal Inc.	353,474	12,534,188
WesBanco Inc.	291,502	10,835,129
Wintrust Financial Corp.	141,521	12,944,926

Total Banks		81,190,548

Capital Markets - 1.0%
ACIES Acquisition Corp.	1,120,800	5,178,096	*(a)
Deerfield Healthcare Technology Acquisitions Corp.	752,440	3,528,944	*(a)

Total Capital Markets		8,707,040

Consumer Finance - 3.9%
Encore Capital Group Inc.	160,446	8,940,051	*
OneMain Holdings Inc.	243,900	10,521,846
Oportun Financial Corp.	573,173	4,017,943	*
PROG Holdings Inc.	503,610	11,225,467	*

Total Consumer Finance		34,705,307

Insurance - 1.1%
Assured Guaranty Ltd.	153,236	9,592,573

Mortgage Real Estate Investment Trusts (REITs) - 1.0%
Redwood Trust Inc.	1,053,600	8,808,096

Thrifts & Mortgage Finance - 2.6%
NMI Holdings Inc., Class A Shares	520,991	12,102,621	*
WSFS Financial Corp.	228,300	11,029,173

Total Thrifts & Mortgage Finance		23,131,794

TOTAL FINANCIALS		166,135,358

HEALTH CARE - 8.7%
Biotechnology - 0.5%
Ultragenyx Pharmaceutical Inc.	106,100	4,809,513	*

See Notes to Schedule of Investments.

2	ClearBridge Small Cap Fund 2023 Quarterly Report

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 2.2%
Lantheus Holdings Inc.	169,028	$9,719,110	*
Novocure Ltd.	51,200	4,668,416	*
Omnicell Inc.	98,407	5,458,636	*

Total Health Care Equipment & Supplies		19,846,162

Health Care Providers & Services - 3.6%
Acadia Healthcare Co. Inc.	94,944	7,977,195	*
CareMax Inc.	181,000	848,890	*
HealthEquity Inc.	193,315	11,763,218	*
R1 RCM Inc.	770,389	11,024,266	*

Total Health Care Providers & Services		31,613,569

Life Sciences Tools & Services - 1.3%
Maravai LifeSciences Holdings Inc., Class A Shares	303,200	4,444,912	*
Syneos Health Inc.	199,423	7,163,274	*

Total Life Sciences Tools & Services		11,608,186

Pharmaceuticals - 1.1%
Cara Therapeutics Inc.	245,000	2,861,600	*
Intra-Cellular Therapies Inc.	135,845	6,509,693	*

Total Pharmaceuticals		9,371,293

TOTAL HEALTH CARE		77,248,723

INDUSTRIALS - 15.9%
Construction & Engineering - 1.5%
Primoris Services Corp.	513,174	13,650,428

Electrical Equipment - 1.1%
EnerSys	121,977	10,126,531

Machinery - 4.0%
Crane Holdings Co.	77,700	9,006,207
Hillman Solutions Corp.	1,427,693	13,705,853	*
Terex Corp.	246,700	12,574,299

Total Machinery		35,286,359

Professional Services - 2.8%
ICF International Inc.	91,154	9,315,027
Korn Ferry	157,240	8,489,388
Sterling Check Corp.	485,250	6,769,237	*

Total Professional Services		24,573,652

Road & Rail - 1.2%
Marten Transport Ltd.	472,442	10,436,244

See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2023 Quarterly Report	3

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 5.3%
GATX Corp.	86,142	$9,858,952
Nesco Holdings Inc.	1,407,338	9,963,953	*(a)
Rush Enterprises Inc., Class A Shares	192,531	10,360,093
Textainer Group Holdings Ltd.	496,517	16,831,926

Total Trading Companies & Distributors		47,014,924

TOTAL INDUSTRIALS		141,088,138

INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 0.8%
Extreme Networks Inc.	391,500	7,058,745	*

Electronic Equipment, Instruments & Components - 2.9%
Advanced Energy Industries Inc.	94,904	8,801,397
Itron Inc.	191,000	10,976,770	*
nLight Inc.	500,133	6,201,649	*

Total Electronic Equipment, Instruments & Components		25,979,816

IT Services - 3.2%
BigCommerce Holdings Inc., Series 1	551,200	6,757,712	*
Euronet Worldwide Inc.	126,600	14,265,288	*
Thoughtworks Holding Inc.	673,826	7,277,321	*

Total IT Services		28,300,321

Semiconductors & Semiconductor Equipment - 3.0%
Photronics Inc.	499,200	9,045,504	*
Semtech Corp.	139,809	4,617,891	*
SMART Global Holdings Inc.	742,750	12,767,873	*

Total Semiconductors & Semiconductor Equipment		26,431,268

Software - 4.5%
CommVault Systems Inc.	201,138	12,516,818	*
NCR Corp.	483,488	13,257,241	*
Rapid7 Inc.	206,922	8,249,980	*
WalkMe Ltd.	608,885	6,204,538	*

Total Software		40,228,577

TOTAL INFORMATION TECHNOLOGY		127,998,727

MATERIALS - 6.3%
Chemicals - 2.4%
Avient Corp.	184,244	7,465,567
Olin Corp.	219,658	14,187,710

Total Chemicals		21,653,277

Construction Materials - 1.4%
Eagle Materials Inc.	84,600	12,358,368

See Notes to Schedule of Investments.

4	ClearBridge Small Cap Fund 2023 Quarterly Report

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Metals & Mining - 2.5%
Commercial Metals Co.		126,750	$6,878,723
Constellium SE		500,630	7,274,154	*
MP Materials Corp.		251,775	8,185,205	*

Total Metals & Mining			22,338,082

TOTAL MATERIALS			56,349,727

REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 6.3%
Corporate Office Properties Trust		477,000	13,389,390
Kite Realty Group Trust		668,526	14,507,014
LXP Industrial Trust		773,069	8,928,947
PotlatchDeltic Corp.		207,100	10,137,545
RLJ Lodging Trust		755,223	9,493,153

TOTAL REAL ESTATE			56,456,049

UTILITIES - 3.5%
Electric Utilities - 1.1%
Portland General Electric Co.		204,373	9,724,067

Independent Power and Renewable Electricity Producers - 1.0%
Sunnova Energy International Inc.		430,300	8,382,244	*

Multi-Utilities - 1.4%
Black Hills Corp.		174,992	12,665,921

TOTAL UTILITIES			30,772,232

TOTAL COMMON STOCKS (Cost - $730,477,848)			867,826,087

	EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
Conx Corp., Class A Shares	10/30/27	169,855	39,916	*

Diversified Financial Services - 0.0%††
East Resources Acquisition Co., Class A Shares	7/1/27	315,625	53,656	*

TOTAL WARRANTS (Cost - $72,474)			93,572

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $730,550,322)			867,919,659

See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2023 Quarterly Report	5

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.198%	14,812,638	$14,812,638	(b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.326%	6,348,274	6,348,274	(b)(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $21,160,912)			21,160,912

TOTAL INVESTMENTS - 100.1% (Cost - $751,711,234)			889,080,571
Liabilities in Excess of Other Assets - (0.1)%			(980,457)

TOTAL NET ASSETS - 100.0%			$888,100,114

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Rate shown is one-day yield as of the end of the reporting period.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2023, the total market value of investments in Affiliated Companies was $6,348,274 and the cost was $6,348,274 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	ClearBridge Small Cap Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Financials	$157,428,318	$8,707,040	—	$166,135,358
Industrials	131,124,185	9,963,953	—	141,088,138
Other Common Stocks	560,602,591	—	—	560,602,591
Warrants:
Financials	53,656	39,916	—	93,572

Total Long-Term Investments	849,208,750	18,710,909	—	867,919,659

Short-Term Investments†	21,160,912	—	—	21,160,912

Total Investments	$870,369,662	$18,710,909	—	$889,080,571

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2023. The following transactions were effected in such company for the period ended January 31, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,105,617	$22,978,748	22,978,748	$19,736,091	19,736,091	—	$34,437	—	$6,348,274

9